Deferred tax assets and liabilities - Significant temporary differences (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Temporary differences
Deferred tax liabilities before offsetting	€ 6,937	€ 8,724
Deferred tax assets	(8,848)	(9,465)
Deferred tax assets, gross
Temporary differences
Deferred tax assets	(13,003)	(14,116)
Accumulated impairment
Temporary differences
Accumulated write-downs of deferred tax assets	4,155	4,651
Accelerated tax depreciation
Temporary differences
Deferred tax liabilities before offsetting	4,875	5,755
Difference between the fair value and the carrying amount of assets acquired
Temporary differences
Deferred tax liabilities before offsetting	108	858
Site restoration and abandonment (tangible assets)
Temporary differences
Deferred tax liabilities before offsetting	269	368
Leasing
Temporary differences
Deferred tax liabilities before offsetting	297	354
Leasing | Deferred tax assets, gross
Temporary differences
Deferred tax liabilities before offsetting	268	338
Derivatives
Temporary differences
Deferred tax liabilities before offsetting	80	44
Derivatives | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(104)	(352)
Application of the weighted average cost method in evaluation of inventories
Temporary differences
Deferred tax liabilities before offsetting	20	20
Unused tax losses | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(4,746)	(5,018)
Timing differences on depreciation and amortization | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(1,738)	(1,847)
Site restoration and abandonment (provisions for contingencies) | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(1,953)	(2,148)
Asset Impairment losses | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(1,378)	(1,320)
Accruals for impairment losses and provisions for contingencies | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(1,329)	(1,432)
Employee benefits [Member] | Deferred tax assets, gross
Temporary differences
Deferred tax assets	(134)	(151)
Over/Under lifting | Deferred tax assets, gross
Temporary differences
Deferred tax liabilities before offsetting	89	120
Unrealized intercompany profits | Deferred tax assets, gross
Temporary differences
Deferred tax liabilities before offsetting	71	77
Other temporary differences
Temporary differences
Deferred tax liabilities before offsetting	1,288	1,325
Other temporary differences | Deferred tax assets, gross
Temporary differences
Deferred tax assets	€ (1,193)	€ (1,313)